Expense Example - Diversified Tax Exempt Series	Mar. 01, 2021 USD ($)
CLASS A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
CLASS W
Expense Example:
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141